UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:

 /s/ Gavin M. Abrams            Bethesda, Maryland            February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  $584,489
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name

1.         028-11159                     Abrams Bison Partners, L.P.


                                                         FORM 13F INFORMATION TABLE


COLUMN 1                           COLUMN  2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                   TITLE                   VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------                     --------   -----       --------   -------   ---  ----  ----------  --------   ----    ------ ----
AON CORPORATION                    COM        037389103    88,477    1,923,000 SH         SOLE        NONE       1,923,000
AUTOZONE INC                       COM        053332102    23,170       85,000 SH         SOLE        NONE          85,000
THE BANK OF NEW YORK MELLON CORP   COM        064058100    56,625    1,875,000 SH         SOLE        NONE       1,875,000
DELL INC                           COM        24702R101    41,599    3,070,000 SH         SOLE        NONE       3,070,000
GENERAL DYNAMICS CORP              COM        369550108   101,473    1,430,000 SH         SOLE        NONE       1,430,000
GOODRICH CORP                      COM        382388106    25,981      295,000 SH         SOLE        NONE         295,000
HEIDRICK & STRUGGLES INTL IN       COM        422819102    37,245    1,300,000 SH         SOLE        NONE       1,300,000
INTERVAL LEISURE GROUP INC         COM        46113M108    10,455      647,767 SH         SOLE        NONE         647,767
PFIZER INC                         COM        717081103    20,924    1,195,000 SH         SOLE        NONE       1,195,000
PIONEER NAT RES CO                 COM        723787107    94,166    1,084,616 SH         SOLE        NONE       1,084,616
RENAISSANCERE HOLDINGS LTD         COM        G7496G103    48,128      755,657 SH         SOLE        NONE         755,657
FOSTER WHEELER AG                  COM        H27178104    36,246    1,050,000 SH         SOLE        NONE       1,050,000



SK 02802 0004 1164124